Property, Plant and Equipment - Schedule of Expenses Related to Leases Not Included in the Measurement of the Lease Liabilities (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Expense relating to short-term leases	¥ 4,312	¥ 4,521	¥ 4,458
Expense relating to leases of low-value assets that are not short-term leases expenses	887	1,255	1,304
Expense relating to variable lease payments	10,954	4,794	4,006
Total expenses not included in lease liabilities	¥ 16,152	¥ 10,570	¥ 9,768